Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

15.  Trade and other receivables

	At December 31,
	2023	2022
	$’m	$’m
Trade receivables	181	333
Other receivables and prepayments	140	175
Related party receivables (note 27)	1	1
	322	509

The fair values of trade and other receivables approximate the amounts shown above.

Other receivables and prepayments include non-financial assets of $91 million (2022: $111 million) including value added tax and other taxes recoverable of $81 million (2022: $101 million).

Movements on the provisions for impairment of trade receivables are as follows:

	2023	2022
	$'m	$'m
At January 1,	4	7
Provision for receivables impairment	8	4
Receivables written off during the year as uncollectible	(9)	—
Net remeasurement of loss allowance	—	(7)
At December 31,	3	4

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable set out above.

Provisions against specific balances

Significant balances are assessed for evidence of increased credit risk. Examples of factors considered are high probability of bankruptcy, breaches of contract or major concession being sought by the customer. Instances of significant single customer related bad debts are rare.

Providing against the remaining population of customers

The Group monitors actual historical credit losses and adjusts for forward-looking information to measure the level of expected losses. Adverse changes in the payment status of customers of the Group, or national or local economic conditions that correlate with defaults on receivables owing to the Group, may also provide a basis for an increase in the level of provision above historic loss experience.

At December 31, 2023, trade receivables of $22 million (2022: $11 million) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The aging analysis of these trade receivables is as follows:

	At December 31,
	2023	2022
	$'m	$'m
Up to three months past due	11	3
Three to six months past due	3	1
Over six months past due	8	7
	22	11

Receivables Factoring and Related Programs

The Group participates in several uncommitted accounts receivable factoring and related programs with various financial institutions for certain receivables. Such programs are accounted for as true sales of receivables, as they are either without recourse to the Group or transfer substantially all the risk and rewards to the financial institutions. Receivables of $643 million were sold under these programs at December 31, 2023 (December 31, 2022: $530 million).